RIGHT-OF-USE ASSETS - Schedule of right-of-use assets in the statement of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	€ (1,774)	€ (1,453)	€ 0
Interest expense on lease liabilities	(670)	(662)	0
Rental expense	(2,444)	(2,115)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	(1,471)	(1,125)	€ 0
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rights of use assets	€ (303)	€ (328)